Corporate Income Taxes- Significant Components of Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Deferred tax assets and liabilities [abstract]
Net deferred tax assets	$ 1,112	$ 263	$ 733
Deferred tax assets	2,185	1,570
Deferred tax liabilities	$ 1,073	$ 1,307